REVENUE - Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE
Gold revenue	$ 471,419	$ 452,253
Silver revenue	6,524	5,362
Revenue from contracts with customers	477,943	457,615
Gain (loss) on trade receivables at fair value	6,597	(3,059)
Total revenue	$ 484,540	$ 454,556